BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 9,120	$ 9,234
Investment in BioCancell (Note 4)	397	243
Other current assets	14	31
Total current assets	9,531	9,508
Total assets	9,531	9,508
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES (Note 9a)	128	171
Total current liabilities	128	171
COMMITMENTS AND CONTINGENT LIABILITIES (Note 5)
SHAREHOLDERS' EQUITY (Note 6):
Ordinary shares no par value - Authorized: 16,666,667 shares at December 31, 2012 and 2013; Issued: 10,345,912 at December 31, 2013 and 2012; Outstanding: 8,898,861 at December 31, 2013 and 2012.
Additional paid-in capital	146,711	146,653
Treasury shares, at cost, 1,447,051 Ordinary shares at December 31, 2012 and 2013	(1,065)	(1,065)
Accumulated deficit	(136,243)	(136,251)
Total shareholders' equity	9,403	9,337
Total liabilities and shareholders' equity	$ 9,531	$ 9,508